Financial risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Assets
Cash and balances with central banks	$ 20,059	$ 26,788
Collateral paid	5,930	4,787
Trading securities and financial assets measured at FVIS	31,781	23,132
Derivative financial instruments	29,859	24,101
Investment securities	73,401
Available-for-sale securities		61,119
Loans (net of provisions)	714,770	709,690
Other financial assets	5,367	5,517
Life insurance assets	9,367	9,450
Investments in associates	129	115
All other assets	15,963	14,893
Total assets	906,626	879,592
Liabilities
Collateral received	3,287	2,184
Deposits and other borrowings	563,247	559,285
Other financial liabilities	29,215	28,105
Derivative financial instruments	29,096	24,407
Debt issues	181,457	172,596
Life insurance liabilities	7,377	7,597
All other liabilities	5,614	3,580
Total liabilities excluding loan capital	819,293	797,754
Loan capital	21,826	17,265
Total liabilities	841,119	815,019
Net assets/(net liabilities)	65,507	64,573
Within 1 Year
Assets
Cash and balances with central banks	20,059	26,788
Collateral paid	5,930	4,787
Trading securities and financial assets measured at FVIS	18,544	12,191
Derivative financial instruments	20,695	17,828
Investment securities	9,810
Available-for-sale securities		6,959
Loans (net of provisions)	99,197	94,717
Other financial assets	5,367	5,517
Life insurance assets	1,541	1,598
All other assets	1,222	1,008
Total assets	182,365	171,393
Liabilities
Collateral received	3,287	2,184
Deposits and other borrowings	551,817	543,198
Other financial liabilities	29,059	27,956
Derivative financial instruments	19,203	17,346
Debt issues	56,933	53,930
Life insurance liabilities	1,703	1,547
All other liabilities	3,907	2,812
Total liabilities excluding loan capital	665,909	648,973
Loan capital		1,382
Total liabilities	665,909	650,355
Net assets/(net liabilities)	(483,544)	(478,962)
Over 1 Year
Assets
Trading securities and financial assets measured at FVIS	13,237	10,941
Derivative financial instruments	9,164	6,273
Investment securities	63,591
Available-for-sale securities		54,160
Loans (net of provisions)	615,573	614,973
Life insurance assets	7,826	7,852
Investments in associates	129	115
All other assets	14,741	13,885
Total assets	724,261	708,199
Liabilities
Deposits and other borrowings	11,430	16,087
Other financial liabilities	156	149
Derivative financial instruments	9,893	7,061
Debt issues	124,524	118,666
Life insurance liabilities	5,674	6,050
All other liabilities	1,707	768
Total liabilities excluding loan capital	153,384	148,781
Loan capital	21,826	15,883
Total liabilities	175,210	164,664
Net assets/(net liabilities)	549,051	543,535
Parent Entity
Assets
Cash and balances with central banks	17,692	24,976
Collateral paid	5,773	4,722
Trading securities and financial assets measured at FVIS	29,565	21,415
Derivative financial instruments	29,283	23,562
Investment securities	68,398
Available-for-sale securities		56,513
Loans (net of provisions)	631,936	630,168
Other financial assets	4,615	4,666
Due from subsidiaries	142,961	140,597
Investment in subsidiaries	6,436	4,508
Investments in associates	100	76
All other assets	12,980	12,027
Total assets	949,739	923,230
Liabilities
Collateral received	2,849	1,748
Deposits and other borrowings	501,430	500,468
Other financial liabilities	28,516	27,266
Derivative financial instruments	28,867	24,229
Debt issues	156,674	152,288
Due to subsidiaries	148,607	142,400
All other liabilities	4,132	2,210
Total liabilities excluding loan capital	871,075	850,609
Loan capital	21,826	17,265
Total liabilities	892,901	867,874
Net assets/(net liabilities)	56,838	55,356
Parent Entity | Within 1 Year
Assets
Cash and balances with central banks	17,692	24,976
Collateral paid	5,773	4,722
Trading securities and financial assets measured at FVIS	16,736	11,466
Derivative financial instruments	20,613	17,677
Investment securities	7,200
Available-for-sale securities		4,846
Loans (net of provisions)	79,956	76,389
Other financial assets	4,615	4,666
Due from subsidiaries	10,291	12,661
All other assets	756	681
Total assets	163,632	158,084
Liabilities
Collateral received	2,849	1,748
Deposits and other borrowings	491,562	486,418
Other financial liabilities	28,360	27,117
Derivative financial instruments	19,167	17,317
Debt issues	50,028	50,499
Due to subsidiaries	17,563	19,932
All other liabilities	2,545	1,534
Total liabilities excluding loan capital	612,074	604,565
Loan capital		1,382
Total liabilities	612,074	605,947
Net assets/(net liabilities)	(448,442)	(447,863)
Parent Entity | Over 1 Year
Assets
Trading securities and financial assets measured at FVIS	12,829	9,949
Derivative financial instruments	8,670	5,885
Investment securities	61,198
Available-for-sale securities		51,667
Loans (net of provisions)	551,980	553,779
Due from subsidiaries	132,670	127,936
Investment in subsidiaries	6,436	4,508
Investments in associates	100	76
All other assets	12,224	11,346
Total assets	786,107	765,146
Liabilities
Deposits and other borrowings	9,868	14,050
Other financial liabilities	156	149
Derivative financial instruments	9,700	6,912
Debt issues	106,646	101,789
Due to subsidiaries	131,044	122,468
All other liabilities	1,587	676
Total liabilities excluding loan capital	259,001	246,044
Loan capital	21,826	15,883
Total liabilities	280,827	261,927
Net assets/(net liabilities)	$ 505,280	$ 503,219